Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Financial Instruments at Fair Value Based on Valuation Approach Applied to Each Class of Security
The following tables set forth the Company’s cash and cash equivalents and Corporate Securities’ adjusted cost, gross unrealized gains, gross unrealized losses and fair value by significant investment category recorded as cash and cash equivalents or long-term notes receivables and other assets, net as of December 31, 2019 and 2018 (in thousands):

	December 31, 2019
	Adjusted Cost	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Long-Term Notes Receivables and Other Assets, net
Cash	$4,545	$—	$4,545	$4,545	$—

Level 1:
Money market funds	4	—	4	4	—

Total	$4,549	$—	$4,549	$4,549	$—

	December 31, 2018
	Adjusted Cost	Unrealized Losses	Fair Value	Cash and Cash Equivalents	Long-Term Notes Receivables and Other Assets, net
Cash	$6,681	$—	$6,681	$6,681

Level 1:
Money market funds	6,092	—	6,092	6,092	—
Corporate securities	3,485	(304)	3,181	—	3,181
Subtotal	9,577	(304)	9,273	6,092	3,181

Total	$16,258	$(304)	$15,954	$12,773	$3,181

Components of Long-Term Debt Including Associated Interest Rates and Related Fair Values
Components of the Company's debt including the associated interest rates and related fair values (in thousands, except interest rates) are as follows:

Issuance	December 31, 2019		December 31, 2018		Stated Interest Rate
	Face Value	Estimated Fair Value	Face Value	Estimated Fair Value
2020 Notes	454,299	455,253	679,299	643,568	8.750%
2022 Notes Private Placement Notes	270,000	267,975	270,000	257,073	8.875%
2022 Notes	900,000	909,000	900,000	855,000	7.875%
2023 Notes	400,000	378,040	400,000	326,000	7.625%
2024 Notes	225,000	232,290	—	—	8.500%
Term Loan	799,875	799,875	807,975	807,975	N/A
Total	$3,049,174	$3,042,433	$3,057,274	$2,889,616

Schedule of Derivative Liabilities at Fair Value
The following table summarizes the fair value and the notional amount of the Company’s outstanding derivative instrument as of December 31, 2019 and 2018 (in thousands):

	December 31,
	2019	2018
Consumer Financing Program Contractual Obligations:
Fair value	$136,863	$117,620
Notional amount	534,560	368,708
Classified on the consolidated balance sheets as:
Accrued expenses and other current liabilities	80,366	67,710
Other long-term obligations	56,497	49,910
Total Consumer Financing Program Contractual Obligation	$136,863	$117,620

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
The following table summarizes the change in the fair value of the Level 3 outstanding derivative instrument for the years ended December 31, 2019 and 2018 (in thousands):

	December 31,
	2019	2018
Balance, beginning of period	$117,620	$46,496
Additions	94,592	93,095
Settlements	(70,213)	(34,587)
(Gains) losses included in earnings	(5,136)	12,616
Balance, end of period	$136,863	$117,620